UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

SMALLCAP World Fund®
Investment portfolio

December 31, 2005
unaudited

Common stocks — 92.29%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 19.58%
Michaels Stores, Inc.	5,300,000	$187,461
Aristocrat Leisure Ltd.[1]	10,545,000	94,839
Schibsted ASA[1]	2,525,000	75,276
Orient-Express Hotels Ltd., Class A	2,326,000	73,316
Cheil Industries Inc.[1,2]	2,575,000	71,410
Laureate Education, Inc.[3]	1,070,000	56,186
Tupperware Brands Corp.	2,500,000	56,000
Central European Media Enterprises Ltd., Class A3	963,500	55,787
Vail Resorts, Inc.[3]	1,601,700	52,904
KOMERI Co., Ltd.[1]	1,204,600	51,857
Big Lots, Inc.[3]	4,271,400	51,300
Lions Gate Entertainment Corp., USD denominated[2,3]	3,800,000	29,184
Lions Gate Entertainment Corp.[2,3]	2,728,500	21,052
NutriSystem, Inc.[3]	1,383,800	49,844
CarMax, Inc.[3]	1,800,000	49,824
Triarc Companies, Inc., Class B	2,150,000	31,927
Triarc Companies, Inc., Class A	950,000	15,903
Fourlis[1,2]	3,310,000	44,799
Lojas Renner SA2	1,380,000	44,291
Kuoni Reisen Holding AG, Class B3	106,500	44,048
Life Time Fitness, Inc.[3]	1,140,000	43,423
GSI Commerce, Inc.[2,3]	2,794,491	42,169
Blue Nile, Inc.[2,3]	985,375	39,720
Ekornes ASA[1,2]	2,130,598	39,266
Restaurant Group PLC[1,2]	14,062,000	36,727
Tractor Supply Co.[3]	681,700	36,089
Unibet Group PLC (SDR)[1,2]	1,770,000	35,863
REX HOLDINGS CO., LTD.[1]	3,744	17,687
REX HOLDINGS CO., LTD., when-issued 2/2006[1,3]	3,744	17,687
Nitori Co., Ltd.[1]	378,400	35,248
Korea Kumho Petrochemical Co., Ltd.[1,2]	1,810,940	34,897
P.F. Chang’s China Bistro, Inc.[3]	700,000	34,741
Fossil, Inc.[3]	1,615,000	34,739
GOME Electrical Appliances Holding Ltd.[1]	51,163,000	34,617
Submarino SA, ordinary nominative[3]	1,946,900	34,580
Williams-Sonoma, Inc.[3]	750,000	32,362
Arbitron Inc.	851,060	32,323
Photo-Me International PLC[1]	15,000,000	31,753
Bijou Brigitte modische Accessoires AG1	114,700	31,028
JUMBO SA1,2	2,852,797	30,932
Fisher & Paykel Appliances Holdings Ltd.[1]	13,080,000	30,898
ValueVision Media, Inc., Class A2,3	2,400,000	30,240
Furniture Brands International, Inc.	1,350,000	30,145
Linens ‘n Things, Inc.[3]	1,125,000	29,925
Children’s Place Retail Stores, Inc.[3]	600,000	29,652
Pinnacle Entertainment, Inc.[3]	1,200,000	29,652
Valassis Communications, Inc.[3]	1,000,000	29,070
Blyth, Inc.	1,370,000	28,701
Bright Horizons Family Solutions, Inc.[3]	770,000	28,529
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	32,078,016	28,375
Café de Coral Holdings Ltd.[1]	23,750,000	28,204
SEEK Ltd.[1]	12,697,300	28,136
Largan Precision Co., Ltd.[1]	1,765,000	27,835
Ameristar Casinos, Inc.	1,200,000	27,240
Bloomsbury Publishing PLC[1,2]	4,655,000	26,914
Hyatt Regency SA1	2,034,330	25,664
Impact 21 Co., Ltd.[1]	890,000	25,644
Halfords Group PLC[1]	4,200,000	25,617
Nobia AB	1,255,000	25,418
Nishimatsuya Chain Co., Ltd.[1]	546,000	25,061
CKE Restaurants, Inc.	1,800,000	24,318
VistaPrint Ltd.[3]	1,000,000	22,754
IBT Education Ltd.	17,200,000	22,712
Applebee’s International, Inc.	1,000,000	22,590
Select Comfort Corp.[3]	795,000	21,743
Alma Media Corp.[3]	2,368,478	21,513
Trigano SA1	473,000	21,051
Modern Times Group MTG AB, Class B1,3	500,000	20,843
Astral Media Inc., Class A, nonvoting	750,000	19,766
Cedar Fair, L.P.	650,000	18,551
Denny’s Corp.[3]	4,500,000	18,135
Kumho Industrial Co., Ltd.[1]	900,000	18,054
La-Z-Boy Inc.	1,300,000	17,628
Journal Communications, Inc., Class A	1,203,500	16,789
Zale Corp.[3]	650,000	16,348
GEOX SpA[1]	1,483,000	16,271
Praktiker Bau- und Heimwerkermärkte Holding AG3	891,200	16,074
OSIM International Ltd.[1]	16,650,000	15,923
Gaming VC Holdings SA1,2	2,023,800	13,850
JJB Sports PLC[1]	4,390,500	13,270
Carpetright PLC[1]	692,213	13,156
Bilia AB, Class A1	690,000	12,974
Spark Networks PLC[1,2,3,4]	1,103,000	7,389
Spark Networks PLC (GDR)[1,2,3]	747,000	5,560
Palm Harbor Homes, Inc.[3]	663,906	12,481
O’Charley’s Inc.[3]	791,500	12,276
Pantaloon Retail (India) Ltd.[1]	320,000	12,040
JB Hi-Fi Ltd.[1]	4,050,000	11,943
Sonic Corp.[3]	400,000	11,800
Levitt Corp., Class A	500,000	11,370
Haseko Corp.[1,3]	2,830,000	10,935
Phoenix Satellite Television Holdings Ltd.[1]	88,870,000	10,654
Maruti Udyog Ltd.[1]	750,000	10,599
BEC World PCL[1]	31,500,000	10,369
McCarthy & Stone PLC[1]	917,900	10,244
Lifestyle International Holdings Ltd.[1]	7,310,000	10,174
Prime Success International Group Ltd.[1]	20,200,000	10,149
YBM Sisa.com Inc.[1]	461,268	9,845
NEXEN Tire Co., Ltd.[1]	460,000	9,634
Zee Telefilms Ltd.[1]	2,700,000	9,433
Sharper Image Corp.[2,3]	950,000	9,253
Can Do Co., Ltd.[1,2]	7,900	9,169
Next Media Ltd.[1]	18,520,000	8,825
Restoration Hardware, Inc.[3]	1,200,000	7,224
Fontainebleau Resorts, LLC, units[1,3,4]	650,000	6,500
Build-A-Bear Workshop, Inc.[3]	203,500	6,032
TECMO, Ltd.[1]	585,000	5,503
Repco Corp. Ltd.[1]	3,228,546	5,496
Rinnai Corp.[1]	230,000	5,453
Nien Hsing Textile Co., Ltd.[1]	7,861,000	5,378
MEDION AG1	276,100	3,820
Zhejiang Glass Co. Ltd., Class H1	11,499,400	2,785
Salem Communications Corp., Class A3	115,400	2,018
Sanctuary Group PLC[2]	23,546,700	911
Kourakuen Corp.[1]	53,200	595
		3,064,149

INFORMATION TECHNOLOGY — 16.93%
CNET Networks, Inc.[2,3]	10,655,000	156,522
Kingboard Chemical Holdings Ltd.[1,2]	45,946,000	124,264
NHN Corp.[1,3]	443,000	117,722
Integrated Device Technology, Inc.[3]	8,729,000	115,048
Semtech Corp.[2,3]	5,900,000	107,734
Cymer, Inc.[2,3]	2,060,000	73,151
Varian Semiconductor Equipment Associates, Inc.[3]	1,525,000	66,993
Chartered Semiconductor Manufacturing Ltd[1,3]	80,000,000	62,356
ValueClick, Inc.[3]	3,400,000	61,574
Power Integrations, Inc.[2,3]	2,300,000	54,763
PMC-Sierra, Inc.[3]	7,000,000	53,970
Venture Corp. Ltd.[1]	5,969,600	49,541
NCsoft Corp.[1,3]	647,000	49,054
Spansion Inc.[3]	3,425,000	47,676
Novell, Inc.[3]	5,394,100	47,630
Fairchild Semiconductor International, Inc.[3]	2,665,000	45,065
Vanguard International Semiconductor Corp.[1]	58,813,988	44,801
National Instruments Corp.	1,337,500	42,867
Atheros Communications, Inc.[2,3]	3,180,000	41,340
Manhattan Associates, Inc.[2,3]	1,950,000	39,936
Cypress Semiconductor Corp.[3]	2,700,000	38,475
Marchex, Inc., Class B3	1,705,000	38,345
Kakaku.com, Inc.[1,2]	7,775	38,118
iVillage Inc.[2,3]	4,690,000	37,614
InfoSpace.com, Inc.[3]	1,450,000	37,439
Brooks Automation, Inc.[3]	2,725,000	34,144
Mentor Graphics Corp.[3]	3,200,000	33,088
Vishay Intertechnology, Inc.[3]	2,350,000	32,336
MacDonald, Dettwiler and Associates Ltd.[3]	1,000,000	32,255
Veeco Instruments Inc.[2,3]	1,598,523	27,702
Unimicron Technology Corp.[1]	19,515,000	27,558
Intersil Corp., Class A	1,107,105	27,545
Conexant Systems, Inc.[3]	12,000,000	27,120
Sanken Electric Co., Ltd.[1]	1,625,000	26,192
Verifone Holdings, Inc.[3]	1,026,500	25,970
Littelfuse, Inc.[3]	950,000	25,888
O2Micro International Ltd. (ADR)[2,3]	2,495,000	25,399
aQuantive, Inc.[3]	1,000,000	25,240
Billing Services Group PLC[1,2,3]	16,548,800	24,207
GES International[1,2]	42,700,000	23,882
Gateway, Inc.[3]	9,400,000	23,594
Rogers Corp.[3]	600,000	23,508
Net 1 UEPS Technologies, Inc.[3]	775,000	22,359
ASM Pacific Technology Ltd.[1]	3,840,000	21,629
SPSS Inc.[3]	689,100	21,314
Orbotech Ltd.[3]	887,000	21,261
Bankrate, Inc.[3]	709,100	20,933
Wintek Corp.[1]	12,650,000	20,537
MKS Instruments, Inc.[3]	1,050,000	18,785
AAC Acoustic Technologies Holdings Inc.[1,3]	29,907,000	18,286
PDF Solutions, Inc.[3]	1,100,000	17,875
Radiant Op-to Electronics Corp.	7,025,000	17,155
Plantynet Co., Ltd.[1,2,3]	268,800	16,380
Koei Co., Ltd.[1]	586,560	16,246
Knot, Inc.[2,3,4]	1,200,000	13,728
Knot, Inc.[2,3]	178,820	2,046
Echelon Corp.[3]	2,000,000	15,660
Ichia Technologies, Inc.[1,2]	16,995,177	15,351
Hana Microelectronics PCL[1]	23,144,600	14,946
Aspen Technology, Inc.[3]	1,900,000	14,915
Lawson Software, Inc.[3]	2,000,000	14,700
TNS, Inc.[3]	750,000	14,385
SFA Engineering Corp.[1,2]	553,700	13,869
Hittite Microwave Corp.[3]	537,000	12,426
Vaisala Oyj, Class A	423,295	12,015
KEC Corp.[1,2]	5,235,400	11,450
CSG Systems International, Inc.[3]	500,000	11,160
Interflex Co., Ltd.[1,2]	799,000	11,081
Faraday Technology Corp.[1]	6,165,968	10,913
S1 Corp.[3]	2,500,000	10,875
SupportSoft, Inc.[2,3]	2,476,000	10,449
Moser Baer India Ltd.[1]	2,350,000	10,305
Reunert Ltd.[1]	1,215,000	10,114
Kiryung Electronics Co., Ltd.[1,2]	1,780,000	9,992
MatrixOne, Inc.[3]	2,000,000	9,980
DK UIL Co., Ltd.[1]	564,600	9,957
TTM Technologies, Inc.[3]	1,000,000	9,400
SkillSoft PLC (ADR)[3]	1,696,800	9,332
Rotork PLC[1]	797,581	9,171
Unisteel Technology Ltd. [1]	7,724,000	8,501
Agile Software Corp.[3]	1,350,000	8,073
Phoenix PDE Co., Ltd.[1,2]	1,500,000	8,037
Advanced Analogic Technologies Inc.[3]	578,400	8,011
Taiflex Scientific Co., Ltd.[1]	4,267,750	7,876
Career Technology (MFG.) Co., Ltd.[1]	5,255,894	5,870
Renishaw PLC[1]	352,108	5,864
Jahwa Electronics Co., Ltd.[1]	620,000	5,272
NAVTEQ Corp.[3]	119,500	5,242
Silicon Graphics, Inc.[2,3]	14,000,000	4,900
Avid Technology, Inc.[3]	33,400	1,829
Infoteria Corp.[1,2,3,4]	2,672	906
ClearSpeed Technology Ltd.[1,3,4]	2,300,000	232
MMC AS1,3,4	4,150,000	61
Orbiscom Ltd.[1,3,4]	3,905,874	59
diCarta[1,3,4]	103,135	—
		2,649,339

INDUSTRIALS — 13.80%
Downer EDI Ltd.[1,2]	18,701,412	98,334
JetBlue Airways Corp.[3]	5,550,000	85,359
Container Corp. of India Ltd.[1]	2,641,794	85,109
ALL - América Latina Logística, units	1,960,000	83,676
Corrections Corporation of America[3]	1,850,000	83,194
United Stationers Inc.[2,3]	1,712,200	83,042
Samsung Engineering Co., Ltd.[1,2]	2,587,640	72,754
GS Engineering & Construction Co. Ltd.[1]	1,320,107	69,321
Sumitomo Heavy Industries, Ltd.[1]	8,240,000	69,119
Buhrmann NV1	4,543,600	66,738
LS Industrial Systems Co., Ltd.[1,2]	1,950,000	53,556
MSC Industrial Direct Co., Inc., Class A	1,300,000	52,286
Daelim Industrial Co., Ltd.[1]	701,640	49,977
Acuity Brands, Inc.	1,475,000	46,905
Tetra Tech, Inc.[2,3]	2,974,500	46,610
Lincoln Electric Holdings, Inc.	1,080,000	42,833
SembCorp Logistics Ltd.[1]	36,632,926	37,420
Minebea Co., Ltd.[1]	6,783,000	36,153
Gateway Distriparks Ltd.[1,2]	3,389,867	20,746
Gateway Distriparks Ltd. (GDR)[1,2,4]	2,135,000	13,066
STX Shipbuilding Co., Ltd.[1,2]	1,866,399	33,616
Cummins India Ltd.[1]	8,775,000	30,901
Michael Page International PLC[1]	6,416,190	29,775
Wilh. Wilhelmsen ASA , Class A1	799,600	29,398
Geberit AG1	35,500	28,071
K&F Industries Holdings, Inc.[3]	1,800,000	27,648
KCI Konecranes International Corp.	555,410	27,339
Hudson Highland Group, Inc.[2,3]	1,574,000	27,325
Hyundai Development Co.[1]	572,000	25,851
Federal Signal Corp.	1,676,100	25,158
Ballast Nedam NV1,2,3	628,753	24,727
AGCO Corp.[3]	1,400,000	23,198
Seco Tools AB, Class B	445,000	22,392
Kelly Services, Inc., Class A	800,000	20,976
Trakya Cam Sanayii AS1	5,335,000	20,770
Uponor Oyj[1]	960,100	20,435
ChoicePoint Inc.[3]	450,000	20,030
G&K Services, Inc., Class A	500,000	19,625
SIRVA, Inc.[3]	2,423,400	19,387
SembCorp Marine Ltd[1]	11,540,000	19,128
Hyundai Engineering & Construction Co., Ltd.[1,3]	420,000	18,698
LS Cable Ltd.[1]	531,570	18,262
Halla Engineering & Construction Corp.[1,2]	626,000	17,853
Hi-P International Ltd.[1]	16,886,000	17,144
OSG CORP.[1]	775,000	16,040
Royal Boskalis Westminster NV	236,600	15,740
Hong Kong Aircraft Engineering Co. Ltd.[1]	2,052,000	15,731
EnerSys[3]	1,200,000	15,648
Aditya Birla Nuvo[1]	1,027,000	15,209
Oslo Børs Holding ASA	245,000	14,516
Spirax-Sarco Engineering PLC[1]	930,000	14,106
Kyeryong Construction Industrial Co., Ltd.[1,2]	469,250	13,919
Bradken Ltd.[1]	4,300,000	13,856
Waste Connections, Inc.[3]	400,000	13,784
Max India Ltd.[3]	999,986	13,353
CoStar Group, Inc.[3]	300,000	12,951
Steelcase Inc., Class A	775,000	12,268
Aboitiz Equity Ventures[1]	134,250,000	12,139
ZENON Environmental Inc.[3]	815,700	11,801
Italian-Thai Development PCL[1]	57,220,000	11,492
Royal Group Technologies Ltd.[3]	1,200,000	10,869
Goodpack Ltd.[1]	10,448,000	10,682
Fu Sheng Industrial Co., Ltd.[1]	8,323,000	10,624
Nexans SA1	215,000	10,203
Noritz Corp.[1]	560,000	9,253
Permasteelisa SpA[1]	615,000	9,195
Singapore Post Private Ltd.[1]	12,765,000	8,848
Intertek Group PLC[1]	700,000	8,394
Dongbu Corp.[1]	415,000	8,001
Sino-Thai Engineering and Construction PCL[1]	25,400,000	7,604
Curtiss-Wright Corp.	134,300	7,333
Singamas Container Holdings Ltd.[1]	14,500,000	7,327
Aker American Shipping ASA[1,3]	604,800	7,320
Korea Electric Terminal Co., Ltd.[1]	350,000	6,698
Techem AG3	145,600	6,526
Shenzhen Expressway Co., Ltd.[1]	19,422,000	6,384
Chudenko Corp.[1]	328,000	6,202
Anhui Expressway Co. Ltd., Class H1	12,000,000	5,797
Northgate PLC[1]	332,000	5,555
Krones AG1	55,000	5,536
Hibiya Engineering, Ltd.[1]	571,000	5,179
Ultraframe PLC[2,3]	6,330,000	2,801
LTG Technologies PLC[1,2,3]	17,785,714	2,751
Hyundai Mipo Dockyard Co., Ltd.[1]	33,820	2,043
Moatech Co., Ltd.[1]	292,600	1,793
ZOOTS[1,2,3,4]	25,173	234
		2,159,610

FINANCIALS — 9.90%
Daegu Bank, Ltd.[1,2]	10,399,890	157,056
Pusan Bank[1,2]	10,370,500	135,844
HDFC Bank Ltd.[1]	7,478,640	117,820
Housing Development Finance Corp. Ltd.[1]	2,212,480	59,390
First Niagara Financial Group, Inc.	3,130,000	45,291
Sumitomo Real Estate Sales Co., Ltd.[1]	700,000	44,527
IndyMac Bancorp, Inc.	1,000,000	39,020
MCB Bank Ltd.	13,720,900	38,553
Saxon Capital, Inc.[2]	3,240,000	36,709
Fulton Financial Corp.	2,021,708	35,582
Wing Tai Holdings Ltd.[1,2]	40,000,000	35,300
Indiabulls Financial Services Ltd.[1]	8,069,292	34,177
Aareal Bank AG1,3	882,500	33,469
Centennial Bank Holdings, Inc.[3,4]	2,700,000	33,399
National Bank of Pakistan	9,737,000	32,519
Ascendas Real Estate Investment Trust[1]	26,488,550	31,049
Unibail Holding[1]	222,000	29,515
National Finance PCL[1,2]	86,650,000	28,324
ORCO PROPERTY GROUP SA2	384,000	28,249
Kotak Mahindra Bank Ltd.[1]	5,493,262	27,215
Sparebanken Rogaland	775,000	26,403
Umpqua Holdings Corp.	924,700	26,382
Central Pattana PCL[1]	70,931,000	24,905
Sterling Bancshares, Inc.	1,550,000	23,932
Topdanmark A/S1,3	235,700	20,466
Allgreen Properties Ltd.[1]	25,770,000	20,158
Crescent Real Estate Equities Co.	1,000,000	19,820
Alabama National BanCorporation	300,000	19,428
Capital Lease Funding, Inc.[2]	1,795,000	18,901
Federal Agricultural Mortgage Corp., Class C	630,000	18,856
United Mizrahi Bank Ltd.[1,3]	3,150,000	18,112
Banco de Oro Universal Bank[1]	28,000,000	17,929
International Securities Exchange, Inc.[3]	642,450	17,680
Nasdaq Stock Market, Inc[3]	487,700	17,157
Montpelier Re Holdings Ltd.	844,200	15,955
Interhyp AG1,3	176,300	15,825
Hong Kong Exchanges and Clearing Ltd.[1]	3,714,000	15,411
UTI Bank Ltd.[1]	1,548,255	9,894
UTI Bank Ltd. (GDR)[1]	802,645	5,048
Union Bank Ltd.	12,870,800	14,839
Siam City Bank PCL[1]	22,572,543	13,353
Kensington Group PLC	800,000	12,718
Jeonbuk Bank[1]	1,300,000	12,562
Bursa Malaysia Bhd.[1]	12,250,000	11,864
South Financial Group, Inc.	370,000	10,190
AmericanWest Bancorporation[3]	402,000	9,499
First Regional Bancorp[3,4]	124,014	8,377
First Regional Bancorp[3]	15,800	1,067
Wintrust Financial Corp.	170,000	9,333
Sparebanken Midt-Norge[1]	775,000	8,981
Kiatnakin Finance PCL[1]	12,200,000	8,614
Globe Trade Center SA1,3	160,000	8,525
JCG Holdings Ltd.	7,937,000	8,343
Franklin Bank Corp. [3]	390,000	7,016
GB&T Bancshares, Inc.	300,000	6,423
Dongbu Insurance Co., Ltd.[1]	304,610	6,135
Western Alliance Bancorporation[3]	201,000	6,004
CapitaCommercial Trust Management Ltd.[1]	6,634,000	5,906
Golden Land Property Development PLC[1,3]	12,080,357	2,046
Golden Land Property Development PLC, nonvoting depositary receipt[1,3]	7,919,643	1,341
Echo Investment SA1,3	15,000	721
		1,549,127

HEALTH CARE — 9.66%
Kyphon Inc.[2,3]	2,909,600	118,799
Medicis Pharmaceutical Corp., Class A2	3,445,000	110,412
Advanced Medical Optics, Inc.[3]	2,415,000	100,947
Alfresa Holdings Corp.[1]	1,467,000	68,698
IDEXX Laboratories, Inc.[3]	820,000	59,024
Myogen, Inc.[3]	1,640,000	49,462
Wright Medical Group, Inc.[2,3]	2,342,300	47,783
STERIS Corp.	1,750,000	43,785
Vertex Pharmaceuticals Inc.[3]	1,413,911	39,123
FoxHollow Technologies, Inc.[2,3]	1,285,000	38,280
Nobel Biocare Holding AG1	156,000	34,324
Toho Pharmaceutical Co., Ltd.[1]	2,615,000	32,886
Fisher & Paykel Healthcare Corp. Ltd.[1]	12,600,000	32,597
CV Therapeutics, Inc.[3]	1,287,000	31,828
Valeant Pharmaceuticals International	1,650,000	29,832
Psychiatric Solutions, Inc.[3]	500,000	29,370
Connetics Corp.[2,3]	2,000,000	28,900
Idenix Pharmaceuticals, Inc.[3]	1,600,000	27,376
Apollo Hospitals Enterprise Ltd.[1]	1,433,400	15,908
Apollo Hospitals Enterprise Ltd. (GDR)[4]	1,053,100	11,373
Hologic, Inc.[3]	708,034	26,849
Rhön-Klinikum AG	705,200	26,814
Par Pharmaceutical Companies, Inc.[3]	850,000	26,639
Greatbatch, Inc.[3]	990,400	25,760
Cochlear Ltd.[1]	732,925	24,516
ResMed Inc[3]	452,000	17,316
ResMed Inc, AUD denominated[1,3]	1,500,000	5,763
Theravance, Inc.[3]	1,000,000	22,520
Horizon Health Corp.[2,3]	968,900	21,926
LifePoint Hospitals, Inc.[3]	550,000	20,625
ZymoGenetics Inc.[3]	1,200,000	20,412
Extendicare Inc., Class A	1,250,000	19,676
Alexion Pharmaceuticals, Inc.[3]	900,000	18,225
AtheroGenics, Inc.[3]	900,000	18,009
Diagnósticos da América SA3	950,000	17,687
CONMED Corp.[3]	700,000	16,562
Nektar Therapeutics[3]	1,000,000	16,460
Adams Respiratory Therapeutics, Inc.[3]	397,600	16,166
Salix Pharmaceuticals, Ltd.[3]	900,000	15,822
PSS World Medical, Inc.[3]	1,000,000	14,840
Haemonetics Corp.[3]	300,000	14,658
Nakanishi Inc.[1]	126,500	14,160
United Therapeutics Corp.[3]	200,000	13,824
I-Flow Corp.[3]	900,000	13,158
Hythiam, Inc.[3]	1,860,100	11,440
Human Genome Sciences, Inc.[3]	1,300,000	11,128
NPS Pharmaceuticals, Inc.[3]	905,900	10,726
Nabi Biopharmaceuticals[2,3]	3,050,000	10,309
MGI PHARMA, Inc.[3]	600,000	10,296
Triad Hospitals, Inc.[3]	250,000	9,808
Penwest Pharmaceuticals Co.[3]	500,000	9,760
Tecan Group Ltd., Männedorf[1]	215,586	9,427
Discovery Laboratories, Inc.[3]	1,200,000	8,016
QIAGEN NV1,3	611,558	7,191
Cytokinetics, Inc.[3]	853,500	5,582
Animas Corp.[3]	211,814	5,115
Vision-Sciences, Inc.[2,3]	1,884,500	4,202
		1,512,094

ENERGY — 6.83%
OPTI Canada Inc.[2,3]	4,373,000	143,573
Quicksilver Resources Inc.[3]	3,399,150	142,798
WorleyParsons Ltd.[1]	8,900,189	80,327
Bill Barrett Corp.[3]	1,893,500	73,108
CARBO Ceramics Inc.	1,137,376	64,285
Hydril Co.[3]	967,500	60,567
First Calgary Petroleums Ltd., GBP denominated[3]	4,800,000	35,472
First Calgary Petroleums Ltd.[3]	3,146,000	23,055
Delta Petroleum Corp.[2,3]	2,467,500	53,717
Expro International Group PLC[1,2]	4,195,959	41,125
China Oilfield Services Ltd., Class H1	99,037,100	40,058
San Juan Basin Royalty Trust	869,600	37,897
Denbury Resources Inc.[3]	1,440,000	32,803
Southwestern Energy Co.[3]	905,600	32,547
Oilexco Inc.[3]	5,625,600	17,081
Oilexco Inc., GBP denominated[1,3,4]	2,900,000	8,795
BA Energy Inc.[1,3,4]	1,071,430	25,804
Warren Resources, Inc.[3]	1,505,000	23,809
Bankers Petroleum Ltd.[2,3]	19,264,400	23,364
Synenco Energy Inc.[3,4]	1,100,000	16,122
Regal Petroleum PLC[2,3]	7,817,000	15,651
FMC Technologies, Inc.[3]	350,000	15,022
Thai Oil PCL[1]	9,466,300	14,711
Harvest Natural Resources, Inc.[3]	1,077,000	9,564
Encore Acquisition Co.[3]	260,500	8,346
Rowan Companies, Inc.[3]	192,800	6,871
Caspian Energy Inc., GBP denominated[3]	3,450,000	5,722
Caspian Energy Inc.[3]	450,000	774
FirstAfrica Oil PLC[1,2,3]	96,515,000	6,433
John Wood Group PLC[1]	1,400,000	4,915
Banpu PCL[1]	1,480,400	4,733
		1,069,049

MATERIALS — 4.82%
Hanwha Chemical Corp.[1,2]	6,492,000	73,815
Fuji Seal International, Inc.[1,2]	1,886,900	57,237
INI Steel Co.[1]	2,645,000	54,504
Dongkuk Steel Mill Co., Ltd.[1]	3,355,000	53,015
James Hardie Industries Ltd.[1]	7,423,446	48,934
Asian Paints (India) Ltd.	3,312,500	42,631
UrAsia Energy Ltd.[2,3]	22,000,000	41,063
Sino-Forest Corp., Class A2,3	9,422,800	40,038
Fortescue Metals Group Ltd.[1,3]	7,400,000	29,822
AptarGroup, Inc.	550,000	28,710
Peter Hambro Mining PLC[1,3]	1,690,000	26,805
Kenmare Resources PLC[2,3]	39,316,000	26,352
Owens-Illinois, Inc.[3]	1,000,000	21,040
Hanil Cement Co., Ltd.	291,700	20,906
Associated Cement Companies Ltd.[1]	1,630,000	19,355
Sungshin Cement Co., Ltd.[1]	956,500	19,152
Hindalco Industries Ltd.[1]	5,000,000	15,960
Banro Corp.[2,3,4]	1,750,000	14,827
PT Indocement Tunggal Prakarsa[1,3]	37,750,000	13,602
Energem Resources Inc.[2,3]	8,002,500	13,491
Northern Orion Resources Inc.[3,4]	2,800,000	9,128
Northern Orion Resources Inc.[3]	1,100,000	3,586
Hung Hing Printing Group Ltd.[1]	17,199,000	10,198
Anhui Conch Cement Co. Ltd., Class H1	7,900,000	9,708
Cementerie del Tirreno S.p.A.	1,600,000	9,272
PT Semen Gresik	5,000,000	9,068
Titan Cement Co. SA1	200,000	8,160
Minara Resources Ltd.[1]	5,073,334	7,044
European Minerals Corp.[3]	6,880,000	5,333
Mwana Africa PLC[3,4]	5,980,000	4,871
Eastern Platinum Ltd.[3]	4,087,500	4,746
Adastra Minerals Inc.[3,4]	2,625,000	4,019
Ballarat Goldfields NL3,4	10,250,000	2,933
Oriel Resources PLC[1,3,4]	5,000,000	2,109
Ivanhoe Mines Ltd.[3]	282,700	2,030
Aricom PLC[1,3]	2,593,134	763
Thistle Mining Inc., GBP denominated[1,3]	22,625	6
Thistle Mining Inc.[1,3]	30,000	—
		754,233

CONSUMER STAPLES — 3.02%
Lindt & Sprüngli AG, participation certificate[1]	19,166	32,582
Lindt & Sprüngli AG1	1,694	28,271
AMOREPACIFIC Corp.[1]	165,000	51,688
Coca-Cola West Japan Co. Ltd.[1]	1,920,100	44,837
Anadolu Efes Biracılık ve Malt Sanayii AS¸[1]	1,400,000	39,189
DELTA HOLDING SA1,2	2,404,000	28,476
BJ’s Wholesale Club, Inc.[3]	948,000	28,023
Fresh Del Monte Produce Inc.	1,100,000	25,047
IAWS Group PLC	1,650,000	23,710
WD-40 Co.[2]	900,000	23,634
Cawachi Ltd.[1]	470,000	19,931
Nestlé India Ltd.	954,000	19,861
China Mengniu Dairy Co.[1]	23,216,000	19,793
Delta and Pine Land Co.	800,000	18,408
Church & Dwight Co., Inc.	474,500	15,673
Herbalife Ltd.[3]	475,000	15,447
Diamond Foods, Inc.	413,162	8,168
LG Household & Health Care Ltd.[1]	134,640	7,338
Efes Breweries International NV (GDR)[1,3,4]	184,000	5,163
Efes Breweries International NV (GDR)[1,3]	67,500	1,894
Allion Healthcare, Inc.[3]	600,000	6,990
American Italian Pasta Co., Class A	750,000	5,100
Winn-Dixie Stores, Inc.[3]	3,500,000	2,744
		471,967

UTILITIES — 1.97%
Perusahaan Gas Negara (Persero) Tbk.[1]	137,860,500	96,601
Xinao Gas Holdings Ltd.[1,2]	56,438,000	44,717
AES Tietê SA, preferred nominative	1,900,000,000	41,391
Reliance Energy Ltd.[1]	2,259,500	30,386
CESC Ltd. (GDR)[1,2,3,4]	3,320,000	16,781
CESC Ltd.[1,2]	2,005,000	10,134
Tata Power Co. Ltd.[1]	2,108,047	20,445
Northumbrian Water Group PLC[1]	3,425,000	14,343
Electricity Generating PCL, nonvoting depositary receipt	4,152,400	8,201
Electricity Generating PCL	2,039,200	4,226
Kot Addu Power Co., Ltd.	13,700,000	11,126
E1 Corp.	240,000	9,934
		308,285

TELECOMMUNICATION SERVICES — 1.25%
TIM Participações SA, preferred nominative (ADR)	2,472,428	$62,503
TIM Participações SA, ordinary nominative	2,346,372,611	6,146
LG Telecom Ltd.[1,3]	6,160,461	40,423
Telemig Celular Participações SA, preferred nominative	5,185,172,400	10,075
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	6,424
Tele Centro Oeste Celular Participações SA, preferred nominative	746,031	8,551
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	690,000	7,742
Tele Centro Oeste Celular Participações SA, ordinary nominative	14,993	159
PT Indosat Tbk (ADR)	564,000	16,407
Partner Communications Co. Ltd.[1]	1,565,000	13,164
Partner Communications Co. Ltd. (ADR)	125,000	1,051
Neustar, Inc., Class A3	400,040	12,197
GLOBE TELECOM, Inc.[1]	526,867	7,308
Unwired Group Ltd.[3]	12,400,000	3,866
		196,016

MISCELLANEOUS — 4.53%
Other common stocks in initial period of acquisition		709,256

Total common stocks (cost: $11,038,279,000)		14,443,125

Rights & warrants — 0.07%

MATERIALS — 0.04%
Northern Orion Resources Inc., warrants, expire 2008[3,4]	1,400,000	2,469
Kenmare Resources PLC, warrants, expire 2009[2,3]	5,775,000	2,258
European Minerals Corp., warrants, expire 2010[3]	3,440,000	1,036
Hindalco Industries Ltd., rights, expire 2006[3]	1,250,000	977
Eastern Platinum Ltd., warrants, expire 2008[3]	2,043,750	598
Energem Resources Inc., warrants, expire 2008[1,2,3]	1,200,000	28
Oriel Resources PLC, warrants, expire 2010[1,3,4]	2,500,000	2
		7,368

CONSUMER DISCRETIONARY — 0.01%
Pantaloon Retail (India) Ltd., rights, expire 2006[1,3]	64,000	1,703

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2,3]	3,988,200	1,389

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,135
BA Energy Inc., warrants, expire 2006[1,3,4]	1,071,430	—
		1,135

Total rights & warrants (cost: $568,000)		11,595

Convertible securities — 0.06%	Shares	Market value (000)

ENERGY — 0.04%
OPTI Canada Inc., Series C, 5.00% convertible preferred[2,3,4]	210,000	$6,895

HEALTH CARE — 0.02%
Control Delivery Systems Inc., Series A, convertible preferred[1,3,4]	55,824	2,417

TELECOMMUNICATION SERVICES — 0.00%
Multiplex, Inc., Series C, convertible preferred[1,3,4]	1,358,696	51

INFORMATION TECHNOLOGY — 0.00%
Meet World Trade, Series C, convertible preferred[1,3,4]	389,416	—
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	375,000	—

Total convertible secuities (cost: $26,785,000)		9,363

Bonds & notes — 0.05%	Principal amount (000)

CONSUMER STAPLES — 0.05%
Winn-Dixie Stores, Inc. 8.875% 2008[5]	$9,925	7,890

Total bonds & notes (cost: $9,269,000)		7,890

Short-term securities — 7.43%

Freddie Mac 4.08%-4.38% due 1/24-3/14/2006	133,000	132,188
Federal Home Loan Bank 4.02%-4.22% due 1/4-2/10/2006	117,050	116,829
ING (U.S.) Funding LLC 4.165%-4.31% due 1/12-2/9/2006	67,600	67,421
Old Line Funding, LLC 4.22%-4.26% due 1/20-1/31/2006[4]	63,490	63,321
Depfa Bank PLC 4.16%-4.17% due 1/11-1/13/2006[4]	60,000	59,920
Amsterdam Funding Corp. 4.19%-4.26% due 1/9-1/18/2006[4]	56,000	55,935
Allied Irish Banks N.A. Inc. 4.17% due 2/6/2006[4]	50,000	49,781
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	50,000	49,741
Fannie Mae 4.24% due 2/22/2006	49,300	48,992
Dexia Delaware LLC 4.265%-4.305% due 2/2-2/6/2006	46,500	46,306
Spintab AB (Swedmortgage) 4.22%-4.34% due 2/6-2/28/2006	42,100	41,857
IXIS Commercial Paper Corp. 4.30%-4.34% due 2/10-2/23/2006[4]	40,500	40,269
Sheffield Receivables Corp. 4.21% due 1/3/2006[4]	20,500	20,493
Barclays U.S. Funding Corp. 4.375% due 3/1/2006	14,300	14,202
Barclays U.S. Funding Corp. 4.205% due 1/23/2006[6]	5,000	4,987
American Honda Finance Corp. 4.21% due 1/19/2006	35,600	35,521
ANZ (Delaware) Inc. 4.14%-4.25% due 1/19-2/17/2006	35,100	34,942
HSBC USA Inc. 4.12%-4.31% due 1/6-2/7/2006	34,200	34,081
National Australia Funding (Delaware) Inc. 4.17%-4.22% due 1/3-1/10/2006[4]	30,500	30,479
Barton Capital LLC 4.18% due 1/10/2006[4]	25,000	24,971
Ranger Funding Co. LLC 4.28% due 1/20/2006[4]	25,000	24,940
Shell International Finance B.V. 4.24% due 2/2/2006	25,000	24,903
Toyota Motor Credit Corp. 4.29% due 2/17/2006	25,000	24,863
KfW International Finance Inc. 4.23% due 2/23/2006[4]	18,300	18,188
Danske Corp. 4.20% due 1/19/2006[4]	15,900	15,865
Westpac Trust Securities NZ Ltd. 4.30% due 2/15/2006[4]	15,900	15,817
BMW U.S. Capital Corp. 4.27% due 1/26/2006[4]	15,000	14,954
DaimlerChrysler Revolving Auto Conduit LLC II 4.40% due 2/8/2006	14,463	14,394
Calyon North America Inc. 4.23% due 2/10/2006	14,100	14,034
Preferred Receivables Funding Corp. 4.30% due 1/17/2006[4]	11,600	11,576
General Electric Capital Corp. 4.20% due 1/3/2006	10,400	10,395

Total short-term securities (cost: $1,162,117,000)		1,162,165

Total investment securities (cost: $12,237,018,000)		15,634,138
Other assets less liabilities		15,123

Net assets		$15,649,261

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2005 appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/05 (000)

Daegu Bank	10,339,890	60,000	—	10,399,890	$2,574	$157,056
CNET Networks	10,655,000	—	—	10,655,000	—	156,522
OPTI Canada	4,373,000	—	—	4,373,000	—	143,573
OPTI Canada, convertible preferred	210,000	—	—	210,000	—	6,895
OPTI Canada, warrants, expire 2008	105,000	—	—	105,000	—	1,135
Pusan Bank	10,370,500	—	—	10,370,500	3,422	135,844
Kingboard Chemical Holdings	45,946,000	—	—	45,946,000	—	124,264
Kingboard Chemical Holdings, warrants, expire 2006	3,988,200	—	—	3,988,200	—	1,389
Kyphon	1,656,500	1,253,100	—	2,909,600	—	118,799
Medicis Pharmaceutical	2,450,000	995,000	—	3,445,000	103	110,412
Semtech	5,900,000	—	—	5,900,000	—	107,734
Downer EDI	18,701,412	—	—	18,701,412	—	98,334
United Stationers	1,712,200	—	—	1,712,200	—	83,042
Hanwha Chemical	6,492,000	—	—	6,492,000	1,607	73,815
Cymer	2,060,000	—	—	2,060,000	—	73,151
Samsung Engineering	2,587,640	—	—	2,587,640	534	72,754
Cheil Industries	2,495,000	80,000	—	2,575,000	1,487	71,410
Fuji Seal International	1,811,900	75,000	—	1,886,900	—	57,237
Power Integrations	2,300,000	—	—	2,300,000	—	54,763
Delta Petroleum	3,217,500	—	750,000	2,467,500	—	53,717
LS Industrial Systems	1,950,000	—	—	1,950,000	804	53,556
Lions Gate Entertainment, USD denominated	3,800,000	—	—	3,800,000	—	29,184
Lions Gate Entertainment	2,728,500	—	—	2,728,500	—	21,052
Wright Medical Group	2,000,000	342,300	—	2,342,300	—	47,783
Tetra Tech	3,162,500	—	188,000	2,974,500	—	46,610
Fourlis	3,310,000	—	—	3,310,000	—	44,799
Xinao Gas Holdings	43,066,000	13,372,000	—	56,438,000	—	44,717
Lojas Renner	1,380,000	—	—	1,380,000	658	44,291
GSI Commerce	2,794,491	—	—	2,794,491	—	42,169
Atheros Communications	3,180,000	—	—	3,180,000	—	41,340
Expro International Group	4,600,000	—	404,041	4,195,959	276	41,125
UrAsia Energy	—	22,000,000	—	22,000,000	—	41,063
Sino-Forest	6,022,800	3,400,000	—	9,422,800	—	40,038
Manhattan Associates	1,950,000	—	—	1,950,000	—	39,936
Blue Nile	400,000	585,375	—	985,375	—	39,720
Ekornes	2,020,598	110,000	—	2,130,598	—	39,266
FoxHollow Technologies	—	1,285,000	—	1,285,000	—	38,280
Kakaku.com	6,179	1,596	—	7,775	—	38,118
iVillage	4,690,000	—	—	4,690,000	—	37,614
Restaurant Group	14,062,000	—	—	14,062,000	—	36,727
Saxon Capital	2,520,000	720,000	—	3,240,000	3,459	36,709
Unibet Group	1,370,850	399,150	—	1,770,000	—	35,863
Wing Tai Holdings	38,478,000	1,522,000	—	40,000,000	575	35,300
Korea Kumho Petrochemical	1,810,940	—	—	1,810,940	747	34,897
Gateway Distriparks	—	3,389,867	—	3,389,867	—	20,746
Gateway Distriparks (GDR)	—	2,135,000	—	2,135,000	—	13,066
STX Shipbuilding	1,493,000	373,399	—	1,866,399	1,155	33,616
STX Shipbuilding, rights, expire 2005	373,399	—	373,399	—	—	—
JUMBO	2,852,797	—	—	2,852,797	736	30,932
ValueVision Media	1,800,000	600,000	—	2,400,000	—	30,240
Connetics	2,000,000	—	—	2,000,000	—	28,900
Kenmare Resources	39,316,000	—	—	39,316,000	—	26,352
Kenmare Resources, warrants, expire 2009	5,775,000	—	—	5,775,000	—	2,258
DELTA HOLDING	2,404,000	—	—	2,404,000	—	28,476
National Finance	86,650,000	—	—	86,650,000	569	28,324
ORCO PROPERTY GROUP	—	384,000	—	384,000	—	28,249
Veeco Instruments	1,598,523	—	—	1,598,523	—	27,702
Hudson Highland Group	1,244,000	330,000	—	1,574,000	—	27,325
CESC (GDR)	3,320,000	—	—	3,320,000	—	16,781
CESC	—	2,005,000	—	2,005,000	—	10,134
Bloomsbury Publishing	4,655,000	—	—	4,655,000	49	26,914
O2Micro International	2,495,000	—	—	2,495,000	—	25,399
Ballast Nedam	628,753	—	—	628,753	—	24,727
Billing Services Group	16,548,800	—	—	16,548,800	—	24,207
GES International	—	42,700,000	—	42,700,000	502	23,882
WD-40	900,000	—	—	900,000	198	23,634
Bankers Petroleum	9,400,000	9,864,400	—	19,264,400	—	23,364
Horizon Health	—	968,900	—	968,900	—	21,926
Capital Lease Funding	1,630,000	165,000	—	1,795,000	359	18,901
Halla Engineering & Construction	626,000	—	—	626,000	232	17,853
Plantynet	—	268,800	—	268,800	—	16,380
Knot	1,200,000	—	—	1,200,000	—	13,728
Knot	178,820	—	—	178,820	—	2,046
Regal Petroleum	4,670,000	3,147,000	—	7,817,000	—	15,651
Ichia Technologies	16,995,177	—	—	16,995,177	—	15,351
Banro	1,750,000	—	—	1,750,000	—	14,827
Kyeryong Construction Industrial	469,250	—	—	469,250	271	13,919
SFA Engineering	437,500	116,200	—	553,700	343	13,869
Gaming VC Holdings	2,023,800	—	—	2,023,800	—	13,850
Energem Resources	8,002,500	—	—	8,002,500	—	13,491
Energem Resources, warrants, expire 2008	1,200,000	—	—	1,200,000	—	28
Spark Networks	1,103,000	—	—	1,103,000	—	7,389
Spark Networks (GDR)	747,000	—	—	747,000	—	5,560
KEC	5,235,400	—	—	5,235,400	—	11,450
Interflex	799,000	—	—	799,000	99	11,081
SupportSoft	—	2,476,000	—	2,476,000	—	10,449
Nabi Biopharmaceuticals	3,050,000	—	—	3,050,000	—	10,309
Kiryung Electronics	1,780,000	—	—	1,780,000	147	9,992
Sharper Image	950,000	—	—	950,000	—	9,253
Can Do	7,900	—	—	7,900	31	9,169
Phoenix PDE	1,500,000	—	—	1,500,000	124	8,037
FirstAfrica Oil	96,515,000	—	—	96,515,000	—	6,433
Silicon Graphics	14,000,000	—	—	14,000,000	—	4,900
Vision-Sciences	1,884,500	—	—	1,884,500	—	4,202
Ultraframe	6,330,000	—	—	6,330,000	—	2,801
LTG Technologies	17,785,714	—	—	17,785,714	—	2,751
Sanctuary Group	23,546,700	—	—	23,546,700	—	911
Infoteria	2,672	—	—	2,672	—	906
ZOOTS	25,173	—	—	25,173	—	234
Allion Healthcare[7]	864,221	14,100	278,321	600,000	—	—
Brooks Automation[7]	2,725,000	—	—	2,725,000	—	—
Centennial Bank Holdings[7]	2,700,000	—	—	2,700,000	—	—
Conexant Systems[7]	24,000,000	—	12,000,000	12,000,000	—	—
Hanil Cement[7]	491,700	—	200,000	291,700	361	—
NutriSystem[7]	1,706,800	—	323,000	1,383,800	—	—
Paddy Power[7]	2,521,700	—	2,521,700	—	—	—
Quicksilver Resources[7]	4,099,150	—	700,000	3,399,150	—	—
Toho Pharmaceutical[7]	2,615,000	—	—	2,615,000	—	—
Vail Resorts[7]	2,050,000	—	448,300	1,601,700	—	—
					$21,422	$3,484,878

1 Valued under fair value procedures adopted by authority of the board of directors. At December 31, 2005, 260 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $6,140,232,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York
Stock Exchange.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table on page 13 for additional information.
3 Security did not produce income during the last 12 months.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $665,354,000, which represented 4.25% of the net assets of the fund.
5 Company not making scheduled interest payments; bankruptcy proceedings pending.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7 Unaffiliated issuer at 12/31/2005.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information
(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,034,596
Gross unrealized depreciation on investment securities	(801,921)
Net unrealized appreciation on investment securities	3,232,675
Cost of investment securities for federal income tax purposes	12,401,463

MFGEFP-935-0206E-S4527

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: February 28, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: February 28, 2006